Debt (Institutional secured term & secured portfolio loans) (Details) - Secured $ in Thousands	Dec. 31, 2021 USD ($) aircraft	Nov. 05, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Amount outstanding	$ 11,191,782		$ 10,864,872
Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	277
Amount outstanding	$ 8,428,534		6,989,633
Weighted average interest rate	2.50%
Credit facility amount outstanding			6,989,633
Setanta
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	94
Amount outstanding	$ 2,000,000
Weighted average interest rate	2.14%
Credit facility amount outstanding		$ 2,000,000	0
Hyperion
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	58
Amount outstanding	$ 1,050,000
Weighted average interest rate	1.97%
Credit facility amount outstanding			1,050,000
Celtago & Celtago II
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	25
Amount outstanding	$ 869,550
Weighted average interest rate	2.77%
Credit facility amount outstanding			984,076
Cesium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	15
Amount outstanding	$ 726,398
Weighted average interest rate	2.78%
Credit facility amount outstanding			791,480
Goldfish
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	13
Amount outstanding	$ 616,649
Weighted average interest rate	1.62%
Credit facility amount outstanding			671,060
Scandium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	10
Amount outstanding	$ 573,770
Weighted average interest rate	3.14%
Credit facility amount outstanding			627,555
Rhodium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	11
Amount outstanding	$ 506,202
Weighted average interest rate	2.97%
Credit facility amount outstanding			551,209
Other secured facilities
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	51
Amount outstanding	$ 2,085,965
Weighted average interest rate	2.87%
Credit facility amount outstanding			$ 2,314,253